Income Taxes (Breakdown of Net Operating Loss Carryforwards by Tax Jurisdiction) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards	[1],[2]	¥ 134,675		¥ 151,390
Japan
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		31,000	[3]	54,000	[4]
Mizuho Financial Group, Inc.
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		24,852		24,943
Mizuho Financial Group, Inc. | Japan
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		¥ 25,000		¥ 25,000
Operating loss carryforwards, expiration date		Mar. 31, 2032		Mar. 31, 2032
Mizuho Bank Limited | Japan
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		¥ 3,000		¥ 12,000
Operating loss carryforwards, expiration date		Mar. 31, 2034		Mar. 31, 2034

[1]	The amount includes ¥11,423 million and ¥1,613 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2025 and 2026, respectively. The tax effect of the net operating loss carryforwards as of March 31, 2025 is substantially offset by ¥4,408 million of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[2]	The amount includes ¥24,943 million and ¥24,852 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2025 and 2026, respectively. The tax effect of the net operating loss carryforwards is fully offset by ¥24,943 million and ¥24,852 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[3]	¥25 billion of the Japan deferred tax assets of ¥31 billion is related to MHFG, which is fully offset by a valuation allowance, and will mostly expire during the fiscal year ending March 31, 2032. ¥3 billion of the Japan deferred tax assets of ¥31 billion is related to MHBK and will mostly expire during the fiscal year ending March 31, 2034.
[4]	¥25 billion of the Japan deferred tax assets of ¥56 billion is related to MHFG, which is fully offset by a valuation allowance, and will mostly expire during the fiscal year ending March 31, 2032. ¥16 billion of the Japan deferred tax assets of ¥56 billion is related to MHBK and will mostly expire during the fiscal year ending March 31, 2034.